GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days by quarter
The following table summarises the number of selling days by quarter for the years ended 31 December 2018, 31 December 2017 and 31 December 2016 (based on a standard five-day selling week):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2018	65	65	65	66	261
2017	65	65	65	65	260
2016	66	65	65	65	261